Segment Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment Information
Segment information
On January 31, 2018, the Board of Directors of Telefónica resolved to adopt a new organizational structure in order to make the Group more agile, simple and focused on management, customer service, growth, efficiency and profitability. The previous organizational structure, which was approved by the Board of Directors of Telefónica, S.A. on February 26, 2014 was made up of the following segments: Telefónica Spain, Telefónica United Kingdom, Telefónica Germany, Telefónica Brazil and Telefónica Hispanoamérica (formed by the Group’s operators in Argentina, Chile, Peru, Colombia, Mexico, Venezuela, Central America, Ecuador and Uruguay).
Following the Board of Directors' resolution on January 31, 2018, Telefónica Hispanoamérica was split into two new segments in order to more effectively manage the different market situations: Telefónica Hispam Norte, encompassing the operations in Colombia, Mexico, Central America, Ecuador and Venezuela, and Telefónica Hispam Sur, encompassing operations in Argentina, Chile, Peru and Uruguay.
Due to the implementation of the new organizational structure referred to above, the comparative results of the segments of the Group for 2017 and 2016 and the comparative segmentation of assets, liabilities and investments accounted for by the equity method as of December 31, 2017 have been restated to reflect this new organization. These changes in the segments have had no impact on the consolidated results of the Group.
In the 2017 consolidated financial statements, the 2016 comparative segment results had been revised, reflecting the integration within Telxius of the mobile telecommunications towers transferred from the Telefónica Spain, Telefónica Germany, Telefónica Brazil and Telefónica Hispanoamérica segments and the international submarine fiber optic cable, the inclusion of the companies Telefónica Studios and Telefónica Servicios Audiovisuales in the Telefónica Spain segment and the inclusion of the results of the data center business in Spain and Chile in the Telefónica Spain and Telefónica Hispanoamérica segments, respectively.
The segments referred to above include the information related to the fixed, wireless, cable, data, Internet and television businesses and other digital services provided in each country.
Information relating to other Group companies not specifically included in these segments (see the section "Other companies" of Appendix I) is reported under "Other companies and eliminations", which includes Telxius, holding companies, companies whose main purpose is to provide cross-sectional services to Group companies and other companies.
Revenues of Telxius in 2018 amounted to 792 million euros (730 million euros in 2017), of which 458 million euros correspond to inter-segment revenues (449 million euros in 2017). OIBDA of Telxius in 2018 amounted to 370 million euros (346 million euros in 2017). The capital expenditures in 2018 in Telxius amounted to 181 million euros (203 million euros in 2017). Fixed assets of Telxius at December 31, 2018 amounted to 1,116 million euros (1,093 million euros at December 31, 2017).
External revenues of the companies included in "Other companies and eliminations" in 2018, excluding Telxius, amounted to 1,139 million euros (1,222 million euros in 2017).
The Group centrally manages borrowing activities, mainly through Telefónica, S.A. and other companies included in "Other companies" (see Note 17, Appendix III and Appendix V), so most of the Group's financial assets and liabilities are reported under "Other companies and eliminations". In addition, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 22). Therefore, a significant part of the deferred tax assets and liabilities is included under “Other companies and eliminations”. For these reasons, the results of the segments are disclosed up to operating income.
Revenue and expenses arising from intra-group invoicing for the use of the trademark and management services were eliminated from the operating results of each Group segment. These adjustments had no impact on the Group’s consolidated results. In addition, segment reporting considers the impact of the purchase price allocation to the assets acquired and the liabilities assumed by the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, regardless of their legal structure.
Operating income before depreciation and amortization (OIBDA) is calculated by excluding solely depreciation and amortization from operating income. OIBDA is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. OIBDA is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. OIBDA should not be considered as a substitute for operating income.
The following table presents income and CapEx information (capital expenditures in intangible assets and property, plant and equipment (see Notes 6 and 8) regarding the Group’s operating segments:

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,706	6,790	7,320	10,126	4,075	6,677	999	48,693
External revenues	12,461	6,757	7,281	10,105	3,986	6,630	1,473	48,693
Inter-segment revenues	245	33	39	21	89	47	(474)	—
Other operating income and expenses	(7,943)	(4,925)	(5,486)	(5,815)	(3,282)	(4,958)	(713)	(33,122)
OIBDA	4,763	1,865	1,834	4,311	793	1,719	286	15,571
Depreciation and amortization	(1,650)	(943)	(2,071)	(1,990)	(967)	(1,167)	(261)	(9,049)
Operating income	3,113	922	(237)	2,321	(174)	552	25	6,522
Capital expenditures (CapEx)	1,719	1,464	966	1,910	668	1,116	276	8,119

2017 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,653	6,540	7,296	12,019	4,331	8,218	951	52,008
External revenues	12,364	6,505	7,252	11,994	4,220	8,170	1,503	52,008
Inter-segment revenues	289	35	44	25	111	48	(552)	—
Other operating income and expenses	(7,701)	(4,901)	(5,475)	(7,828)	(3,068)	(5,943)	(905)	(35,821)
OIBDA	4,952	1,639	1,821	4,191	1,263	2,275	46	16,187
Depreciation and amortization	(1,688)	(1,047)	(1,954)	(2,228)	(992)	(1,198)	(289)	(9,396)
Operating income	3,264	592	(133)	1,963	271	1,077	(243)	6,791
Capital expenditures (CapEx)	1,683	827	951	2,225	1,264	1,414	333	8,697

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Revenues	12,815	6,861	7,503	11,090	4,711	7,870	1,186	52,036
External revenues	12,512	6,821	7,460	11,060	4,515	7,822	1,846	52,036
Inter-segment revenues	303	40	43	30	196	48	(660)	—
Other operating income and expenses	(8,412)	(5,152)	(5,732)	(7,388)	(3,598)	(5,510)	(1,126)	(36,918)
OIBDA	4,403	1,709	1,771	3,702	1,113	2,360	60	15,118
Depreciation and amortization	(1,827)	(1,090)	(2,200)	(2,036)	(1,112)	(1,075)	(309)	(9,649)
Operating income	2,576	619	(429)	1,666	1	1,285	(249)	5,469
Capital expenditures (CapEx)	1,852	931	1,107	2,137	878	1,737	286	8,928
The following table presents main segment assets and liabilities:

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Fixed assets	15,347	9,646	13,520	21,230	4,971	9,041	2,144	75,899
Investments accounted for by the equity method	2	8	—	2	1	—	55	68
Financial assets and other non-currents assets	163	304	377	1,718	363	469	3,715	7,109
Deferred tax assets	2,084	2	204	335	1,063	165	3,778	7,631
Other current financial assets	31	79	9	88	68	145	1,789	2,209
Total allocated assets	23,622	12,609	16,837	27,402	8,672	12,043	12,862	114,047
Non-current financial liabilities	649	1,077	2,004	1,058	1,101	1,618	37,827	45,334
Deferred tax liabilities	189	102	236	693	134	397	923	2,674
Current financial liabilities	1,683	—	145	334	1,083	339	5,784	9,368
Total allocated liabilities	14,328	4,633	6,287	7,204	5,096	5,396	44,123	87,067

2017 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies and eliminations	Total Group
Fixed assets	15,288	9,198	14,611	23,845	6,075	7,840	2,214	79,071
Investments accounted for by the equity method	2	7	—	2	1	—	65	77
Financial assets and other non-currents assets	154	309	292	1,944	313	387	4,768	8,167
Deferred tax assets	2,151	41	162	235	1,339	273	3,619	7,820
Other current financial assets	30	59	17	106	39	185	1,718	2,154
Total allocated assets	22,722	11,610	17,225	30,229	9,194	11,009	13,077	115,066
Non-current financial liabilities	1,929	—	1,268	1,371	1,210	1,712	38,842	46,332
Deferred tax liabilities	204	108	87	296	158	152	1,140	2,145
Current financial liabilities	819	801	637	766	1,061	260	5,070	9,414
Total allocated liabilities	13,391	4,063	5,889	8,130	5,118	5,611	46,246	88,448

The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2018				2017 (revised)				2016 (revised)
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,706				12,653				12,815
United Kingdom (**)	—	6,390	400	6,790	—	6,216	324	6,540	—	6,572	289	6,861
Germany	767	6,539	14	7,320	862	6,415	19	7,296	981	6,498	24	7,503
Brazil	3,754	6,372	—	10,126	4,659	7,360	—	12,019	4,427	6,663	—	11,090
Hispam Norte	732	3,343	—	4,075	736	3,595	—	4,331	831	3,881	(1)	4,711
Colombia	574	894	—	1,468	554	909	—	1,463	548	861	—	1,409
Mexico	—	1,175	—	1,175	—	1,336	—	1,336	—	1,410	—	1,410
Remaining operators and segment eliminations	158	1,274	—	1,432	182	1,350	—	1,532	283	1,610	(1)	1,892
Hispam Sur	2,712	3,965	—	6,677	3,225	4,993	—	8,218	3,173	4,697	—	7,870
Argentina	818	1,497	—	2,315	1,216	2,279	—	3,495	1,133	1,867	—	3,000
Chile	864	1,215	—	2,079	926	1,259	—	2,185	926	1,237	—	2,163
Peru	1,037	1,038	—	2,075	1,092	1,226	—	2,318	1,126	1,373	—	2,499
Remaining operators and segment eliminations	(7)	215	—	208	(9)	229	—	220	(12)	220	—	208
Other and inter-segment eliminations			999	999			951	951			1,186	1,186
Total Group				48,693				52,008				52,036
Note: In the countries of the Telefónica Hispam Norte and Telefónica Hispam Sur segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
(**) Telefónica United Kingdom mobile revenues include MVNO revenues since 1 January 2017, which were previously accounted as "others". Comparative figures for 2016 were revised accordingly.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2018	2017
Mobile handset sale	386	379
Ex-Mobile handset sale	12,320	12,274
Consumer	6,689	6,602
Corporate	3,462	3,401
Others	2,169	2,271
Total	12,706	12,653